Borrowings - Summary of Contractual Principal Payments of Total Third-party Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Debt Disclosure [Abstract]
2022	$ 10.0
2023	9.0
2024	9.0
2025	8.9
2026	870.7
Thereafter	1.1
Gross Payments	908.7	$ 724.3
Unamortized debt issuance costs	(16.6)	$ (13.4)
Total third-party borrowings, net of debt issuance costs	$ 892.1